Revenue and Other Income and Gains - Schedule of Other Income and Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income and Gains [Abstract]
Bank interest income	$ 9	$ 17	$ 4
Gain on disposal of subsidiaries		24,757
Fair value gain on financial liabilities at FVTPL	9,330
Fair value gain on over-allotment options of TGE SPAC	126
Others	1,106	41	1,241
Total	$ 10,571	$ 24,815	$ 1,245